Share Capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital
Note 16 - Share Capital

In January 2023, the Company underwent a Reverse Share Split, which entailed the consolidation of its registered share capital in a 1:10 ratio. As a result, each of the ten pre-existing ordinary shares, which had a par value of 0.01 NIS, was merged into one ordinary share with a par value of 0.1 NIS.

The share capital presented in the Financial Statements has been duly adjusted to reflect the Reverse Share Split.

A.	Registered capital

	December 31	December 31
	2022	2021
	Number of shares
Ordinary shares with par value of NIS 0.1	180,000,000	180,000,000

B.	Issued capital:

	Share capital				Share premium
	As of December 31		As of December 31		As of December 31
	2022	2021	2022	2021	2022	2021
	Number of shares		USD in thousands	USD in thousands	USD in thousands	USD in thousands
Fully paid-up ordinary shares
with par value of NIS 0.1	101,582,902	92,510,658	2,827	2,549	762,516	556,161

C.	Changes in fully paid-up share capital

Number of shares
Balance as of January 1, 2021	82,296,628

Issuance of shares (1)	9,364,140

Exercise of options by employees	849,890

Balance as of December 31, 2021	92,510,658

Issuance of shares (2-3)	8,813,621

Exercise of options by employees	258,623

Balance as of December 31, 2022	101,582,902

(1)
On March 2, 2021, the Company completed a public offering of 93,641,400 ordinary Company shares, with a par value of NIS 0.1 each, for a total (gross) consideration of approximately NIS 589,941 thousand (USD 178.8 million).

(2)
On March 6, 2022, the Company completed an issuance of 30,443,900 ordinary Company shares, with a par value of NIS 0.1 each. The total (gross) consideration amounted to approximately NIS 228.9 (USD 70.6 million).

(3)
On August 16, 2022, the Company completed an issuance of 57,692,308 ordinary Company shares with a par value of NIS 0.1 each, at a price of NIS 7.8 per share. The total consideration for the shares amounted to approximately NIS 450 million (USD 137.5 million).

(4)	For details regarding issuance of shares which was completed after the balance sheet date, see Note 29(1).